OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
OTHER OPERATING INCOME

18. OTHER OPERATING INCOME

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB

Government grants (1)	15,110	13,123	5,331
VAT-in super deduction and other tax returns (2)	2,369	518	170
Others	4,120	1,257	1,043
Total other operating income	21,599	14,898	6,544

(1)	Government grants mainly represent cash subsidies received from PRC local governments for companies operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. These cash subsidies were not subject to meeting any specific future conditions.

(2)	From 2019, in accordance with “the Announcement on Relevant Policies for Deepening the Value-added Tax Reform” and relevant government policies announced by the Ministry of Finance, the State Taxation Administration and the General Administration of Customs of China, one China VIE of the Company, as a consumer service company, is allowed to enjoy additional 10% VAT-in deduction for any services or products it purchased (“VAT-in super deduction”) from April 1, 2019 to December 31, 2024. The VAT-in super deduction is considered as operating given that all VAT-in were derived from the purchases for that VIE’s daily operations in nature, and therefore is presented in other operating income in the Consolidation Statements of Comprehensive Loss.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)